Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the components of cash and restricted cash - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of reconciliation of the components of cash and restricted cash [Abstract]
Cash	$ 16,353,000	$ 20,762,084	$ 3,411,000	$ 9,603,266
Restricted cash	125,000	2,210,902	2,000,000	2,000,119
Restricted cash, non-current	207,000
Total cash and restricted cash presented in the condensed consolidated statements of cash flows	$ 16,685,000	$ 22,972,986	$ 5,411,000	$ 11,603,385